Obligations under capital leases (Schedule of Capital Lease Commitments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Present value of the minimum lease payments
Within 1 year	$ 1,331	8,259	8,314
After 1 year but within 2 years	49	303	8,259
After 2 years but within 3 years	0	0	304
After 3 years	0	0	0
Present value of minimum lease payments	1,380	8,562	16,877
Less: balance due within one year classified as current liabilities	(1,331)	(8,259)	(8,314)
Capital Leases Present Value Of Minimum Lease Payments Noncurrent	49	303	8,563
Total minimum lease payments
Within 1 year	1,379	8,555	9,166
After 1 year but within 2 years	49	306	8,555
After 2 years but within 3 years	0	0	306
After 3 years		0	0
Total future minimum lease payments	1,428	8,861	18,027
Interest
Within 1 year	48	296	852
After 1 year but within 2 years	0	3	296
After 2 years but within 3 years	0	0	2
After 3 years		0	0
Total interest	$ 48	299	1,150